Note 49 (Tables)	12 Months Ended
Dec. 31, 2025
Impairment or reversal of impairment on non financial assets [Abstract]
Impairment Or Reversal Of Impairment On Non Financial Assets [Table Text Block]
The impairment losses on non-financial assets broken down by the nature of those assets in the consolidated income statements are as follows:

IMPAIRMENT OR REVERSAL OF IMPAIRMENT ON NON-FINANCIAL ASSETS (MILLIONS OF EUROS)

	Notes	2025	2024	2023
Tangible assets	17	(5)	(29)	16
Intangible assets		14	15	26
Others		3	13	12
Total		13	(1)	54